Exhibit (h)

MONTHLY CERTIFICATEHOLDERS' STATEMENT DISCOVER CARD MASTER TRUST I Series 2006-1, Subseries 1 Monthly Statement Class A Certificate CUSIP # 25466KFN4 Class B Certificate CUSIP # 25466KFP9

Distribution Date: February 17, 2009

Month Ending: January 31, 2009

Pursuant to the Series Supplement dated as of February 28, 2006, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series Supplement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on February 28, 2006 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2006-1, Subseries 1 on this Distribution Date (per $1000 of Class Initial Investor Interest)
	Series 2006-1, Subseries 1				Total	Interest	Principal
		Class A	33 days at	0.34313000%	$1,000.314535840	$0.314535840	$1,000.000000000
		Class B	33 days at	0.48313000%	$0.442869230	$0.442869230	$0.000000000

	Interest Accrual Period: from and including January 15, 2009 to but excluding February 17, 2009
	LIBOR Determination Date: January 13, 2009

2.	Principal Receivables for January, 2009				Beginning Principal Balances	Ending Principal Balances
	(a)	Aggregate Investor Interest			$23,359,744,000.00		$22,609,744,000.00
		Seller Interest			$17,952,592,944.44		$17,439,244,709.59
		Total Master Trust			$41,312,336,944.44		$40,048,988,709.59
	(b)	Group One Investor Interest			$23,359,744,000.00		$22,609,744,000.00
	(c)	Group One Investor Interest for Interchange Series			$20,570,269,000.00		$19,820,269,000.00
	(d)	Series 2006-1, Subseries 1 Investor Interest			$789,474,000.00		$39,474,000.00
	(e)	Class A Investor Interest			$750,000,000.00		$0.00
		Class B Investor Interest			$39,474,000.00		$39,474,000.00
	(f)	Total Master Trust # of Accounts			29,715,005		29,603,286
	(g)	Minimum Principal Receivables Balance at the end of the month (1)					$24,311,552,688.17
	(h)	Amount by which Master Trust Principal Receivables
		exceed the Minimum Principal Receivables Balance at the end of the month					$15,737,436,021.42

3.	Allocation of Receivables and other amounts collected during January, 2009
		Finance Charge Collections		Principal Collections	Interchange
	(a)	Allocation between Investors and Seller:
		Aggregate Investor Allocation	$295,164,520.98	$4,095,541,765.80	$45,878,350.90
		Seller Allocation	$226,841,270.74	$3,147,525,644.79	$46,261,468.23
	(b) Group One Allocation		$295,164,520.98	$4,095,541,765.80	$45,878,350.90
	(c)	Series 2006-1, Subseries 1 Allocation	$9,975,530.69	$138,415,018.21	$1,760,791.95
	(d)	Class A Allocation	$9,476,493.15	$131,490,645.77	$1,672,706.28
		Class B Allocation	$499,037.54	$6,924,372.44		$88,085.67
	(e)	Group One Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	14.43%	N/A		N/A
	(f)	Series 2006-1, Subseries 1 Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	14.43%	N/A		2.68%

					January, 2009
	(g)	Principal Collections as a monthly percentage of Master Trust Receivables
		at the beginning of January, 2009				17.33%
	(h)	Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of January, 2009				1.25%
	(i)	Total Collections as a monthly percentage of Master Trust Receivables
		at the beginning of January, 2009				18.58%
	(j)	Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of January, 2009				0.22%
	(k)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of January, 2009				18.80%
	(l)	Trust Collections deposited for the month (2)		Prior Month	January, 2009
				$2,544,912,452.60	$1,061,196,783.42

4.	Information Concerning the Series Principal Funding Account ("SPFA")
		Beginning	Deposits into the SPFA	Deficit Amount on	Ending	Investment
		SPFA Balance	on this Distribution Date	this Distribution Date	SPFA Balance	Income
	Series 2006-1, Subseries 1	$0.00	$ 750,000,000.00	$ 0.00	$ 0.00	$ 0.00

5.	Information Concerning Amount of Controlled Liquidation Payments
		Amount Paid on this	Deficit Amount on this		Total Payments through
		Distribution Date	Distribution Date		this Distribution Date
	Series 2006-1, Subseries 1	$ 750,000,000.00		$ 0.00	$750,000,000.00

6.	Information Concerning the Series Interest Funding Account ("SIFA")
		Beginning	Interest	Deposits into the SIFA	Ending
		SIFA Balance	Shortfall	on this Distribution Date	SIFA Balance
	Series 2006-1, Subseries 1	$ 0.00	$ 0.00	$ 253,383.70	$ 0.00

7.	Pool Factors for January, 2009
	Class A			1.00000000
	Class B			1.00000000

8.	Investor Charged-Off Amount
				Cumulative Investor
			January, 2009	Charged-Off Amount
	(a)	Group One	$142,036,767.36	$0.00
	(b)	Series 2006-1, Subseries 1	$4,800,347.03	$0.00
	(c)	Class A	$4,560,204.08	$0.00
		Class B	$240,142.95	$0.00
	(d)	As an annualized percentage of
		Principal Receivables at the
		beginning of January, 2009	7.30%	N/A
9.	Investor Losses for January, 2009			Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2006-1, Subseries 1	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00
10. Reimbursement of Investor Losses for January, 2009				Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2006-1, Subseries 1	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00

11. Aggregate Amount of Unreimbursed Investor Losses for January, 2009
				Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2006-1, Subseries 1	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00
12.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
	(a)	Group One		$38,932,906.66
	(b)	Series 2006-1, Subseries 1		$1,315,790.00
	(c)	Class A		$1,250,000.00
		Class B		$65,790.00
13.	Class A Available Subordinated Amount
			Prior Distribution Date	Current Distribution Date
	Series 2006-1, Subseries 1, Class B
	(a) Total		$98,684,250.00	$0.00
	(b) As a percentage of Class A Invested Amount		13.1579%	0.0000%

14.	Total Available Credit Enhancement Amounts
			Class B Balance on	Class B Balance on
			Prior Distribution Date	Current Distribution Date
	(a)	Maximum Amount	$59,210,550.00	$7,894,740.00
	(b)	Available Amount	$59,210,550.00	$7,894,740.00
	(c)	Amount of unreimbursed Drawings on Credit
		Enhancement		$0.00
	(d)	Credit Enhancement Fee payable to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement		$6,809.99
	(e)	Credit Enhancement Fee paid to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement		$6,809.99

15.	Delinquency Summary
	Master Trust Receivables Outstanding at the end of January, 2009				$40,553,143,366.06
			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	97,941	$610,700,352.87	1.51%
		60-89 Days	70,798	$472,032,101.98	1.16%
		90-119 Days	57,818	$405,372,121.41	1.00%
		120-149 Days	48,020	$344,957,380.73	0.85%
		150-179 Days	42,297	$312,126,630.80	0.77%
		180+ Days	0	$0.00	0.00%

		Total	316,874	$2,145,188,587.79	5.29%
					Annualized
16.	Excess Spread applicable to this Distribution Date(3)			Amount	Percentage
	(a)	Group One (4)		$83,433,042.71	4.29%
	(b)	Group One three-month rolling average		$91,993,156.32	4.43%
	(c)	Interchange Subgroup (5)		$117,287,786.55	6.84%
	(d)	Interchange Subgroup three-month rolling average		$139,767,265.33	7.58%
	(e)	Series 2006-1, Subseries 1 (6)		$5,359,991.92	8.15%
	(f)	Series 2006-1, Subseries 1 three-month rolling average		$5,812,436.67	8.83%
17.	Investor Principal Charge-Offs on this Distribution Date(7)			Amount	Rate
	(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of January, 2009)		$142,036,767.36	7.30%
	(b)	Recoveries (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of January, 2009)		$14,278,058.98	0.73%
	(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of January, 2009)		$127,758,708.38	6.56%

U.S. Bank National Association as Trustee

By:________________________________

Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the highest of the Group Excess Spread Percentage (Item 16(a)), the Interchange Subgroup Excess Spread Percentage (Item 16(c)) and the Series Excess Spread Percentage (Item 16(e)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group, Interchange Subgroup, and Series Excess Spreads are all less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads, except that any such funds consisting of Interchange will only be used to cover expenses for Interchange Series. Funds remaining after reallocation are distributed to Discover Bank for general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) The Interchange Subgroup Excess Spread Percentage is the sum of (i) all amounts available to be deposited into the Group Interchange Reallocation Account for all series to which interchange is allocated and (ii) the Interchange Subgroup Allocable Group Excess Spread which is (a) if the Group Excess Spread is greater than or equal to zero, the Group Excess Spread multiplied by the Interchange Subgroup Excess Allocation Percentage (the sum of the investor interest in receivables for each master trust series that is allocated interchange, divided by the sum of the investor interest in receivables for all master trust series) and (b) if the Group Excess Spread is less than zero, the Group Excess Spread multiplied by the Interchange Subgroup Shortfall Allocation Percentage (the sum of the series excess spreads for all master trust series allocated interchange for which the series excess spread was negative, divided by the sum of the series excess spreads for all master trust series for which the series excess spread was negative), multiplied by twelve, divided by the Series Investor Interest for all Interchange Series at the beginning of each period.

(6) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class of this Subseries (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see"Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Subseries (see Item12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. For purposes of determining Group Excess Spread and the Interchange Subgroup Shortfall Allocation Percentage, Series Excess Spread is the amount calculated as described above minus (i) if the Series Excess Spread for such Subseries is positive without giving effect to clause (ii) of this sentence, the lesser of Series Interchange or the amount determined as the Series Excess Spread without giving effect to this sentence; provided that Series Excess Spread, for purposes of determining the Group Excess Spread and the Interchange Subgroup Shortfall Allocation Percentage, shall not be reduced below zero as a result of this sentence. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Subseries at the beginning of the period.

(7) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

MASTER SERVICER'S CERTIFICATE STATEMENT DISCOVER CARD MASTER TRUST I Series 2006-1, Subseries 1 Monthly Statement CREDIT CARD PASS-THROUGH CERTIFICATES

     The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement dated as of February 28, 2006, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2006-1, Subseries 1 Master Trust Certificates for the Distribution Date occurring on February 17, 2009:

1.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3.	The aggregate amount of Collections processed during January, 2009
	is equal to	$7,765,073,202.31
4.	The aggregate amount of Class A Principal Collections processed during January, 2009
	is equal to	$131,490,645.77
5.	The aggregate amount of Class A Finance Charge Collections processed during January, 2009
	is equal to	$9,476,493.15
6.	The aggregate amount of Class A Interchange processed during January, 2009
	is equal to	$1,672,706.28

7.	The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series Supplement:

	(a)	with respect to the Class A Required Amount Shortfall is equal to	$0.00
	(b)	with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
	(c)	with respect to the Class A Investor Interest is equal to	$0.00
8.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
	equal to		$750,235,901.88

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9.	The aggregate amount of Class B Principal Collections processed during January, 2009
	is equal to	$6,924,372.44

10.	The aggregate amount of Class B Finance Charge Collections processed during January, 2009
	is equal to	$499,037.54

11.	The aggregate amount of Class B Interchange processed during January, 2009
	is equal to	$88,085.67

12.	The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series Supplement:

	(a)	with respect to the Class B Required Amount Shortfall is equal to	$0.00
	(b)	with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
	(c)	with respect to the Class B Investor Interest is equal to	$0.00
13.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
	equal to		$17,481.82

14.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 17th day of February, 2009.

Series 2006-1, Subseries 1

DISCOVER BANK as Master Servicer

By:________________________________ Vice President, Chief Financial Officer and Treasurer

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